Schedule Of Warrant Fair Value (Details) $ in Thousands	12 Months Ended
Sep. 30, 2025 USD ($)
IfrsStatementLineItems [Line Items]
Fair Value Of Warrant	$ 144
Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Fair Value Of Warrant
Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Fair Value Of Warrant	144
Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Fair Value Of Warrant